Leases (Details) - Schedule of Supplemental Balance Sheet Information Related to Leases - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Finance leases cost:
Less: accumulated depreciation	$ (1,324,770)	$ (710,153)
Property and equipment, net	254,228	657,604
Software [Member]
Finance leases cost:
Property and equipment, gross	496,438	355,756
Equipment and furniture [Member]
Finance leases cost:
Property and equipment, gross	1,082,560	1,012,001
Subtotal [Member]
Finance leases cost:
Property and equipment, gross	$ 1,578,998	$ 1,367,757